Annual Total Returns [BarChart] - BlackRock U.S. Government Bond Portfolio - BlackRock U.S. Government Bond Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.54%
Annual Return 2012	2.55%
Annual Return 2013	(2.99%)
Annual Return 2014	5.95%
Annual Return 2015	0.54%
Annual Return 2016	1.54%
Annual Return 2017	1.72%
Annual Return 2018	0.77%
Annual Return 2019	6.78%
Annual Return 2020	6.64%